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                                                               [LOGO OF MetLife]

May 3, 2018

VIA EDGAR TRANSMISSION
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U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Metropolitan Tower Life Insurance Company
     General American Separate Account Eleven
     File Nos. 333-224513/811-04901
     (American Vision Series VUL)
     Rule 497(j) Certification
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Ladies and Gentlemen:

On behalf of Metropolitan Tower Life Insurance Company (the "Company") and General American Separate Account Eleven (the "Separate Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus Supplement dated April 30, 2018 to the Prospectus dated April 28, 2008, as annually supplemented and the Supplement dated April 30, 2018 to the Statement of Additional Information (the "SAI") dated April 28, 2008, both of which became effective on April 30, 2018 being used for certain variable life insurance policies offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus Supplement and Supplement to the SAI contained in the Registration Statement filed electronically with the Securities and Exchange Commission on April 30, 2018.

If you have any questions, please contact me at (212) 578-9631.

Sincerely,

/s/ Heather Harker

Heather Harker
Assistant General Counsel
Metropolitan Tower Life Insurance Company